Subsequent events (Tables)	12 Months Ended
Mar. 31, 2015
Subsequent events
Details of the principal amounts of the exercised bonds, the used treasury stock and the issued shares of common stock

1. Total principal amounts of the exercised bonds	¥6,455 million
2. Class of shares	Common stock
3. Total number of the used treasury stock	1,340 shares
4. Total amount of the used treasury stock	¥12 million
5. Total number of the issued shares of common stock	1,213,589 shares
6. Increase in common stock	¥3,223 million
7. Increase in additional paid-in capital	¥3,223 million

Schedule of Acquisition of Motortecnica s.r.l.

On May 15, 2015, Nidec ASI S.p.A., NIDEC’s wholly owned subsidiary, acquired all of the voting rights in Motortecnica s.r.l. (“Motortecnica”).

1. Purpose of transaction

Motortecnica oprerates design, manufacturing, repair, maintenance and servicing of electrical rotating machinery, with focus areas of remanufacturing and refurbishment. Following the acquisition, NIDEC seeks to strengthen its service business and expand in the generators market.

2. Funds for transaction	Own funds